Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 972,000,000	€ 354,000,000	€ 545,000,000
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	1,337,000,000	(253,000,000)	845,000,000
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(1,098,000,000)	927,000,000	(470,000,000)
Loans and advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	103,000,000	(172,000,000)	97,000,000
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(26,000,000)	240,000,000	(96,000,000)
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(490,000,000)	138,000,000	18,000,000
Total Member
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 798,000,000	€ 1,234,000,000	€ 938,000,000